RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Offsetting of Derivative Instruments (Details) - CAD	Dec. 31, 2017	Dec. 31, 2016
Derivative – Asset
Gross Derivative Instruments Presented on the Balance Sheet	CAD 405,000,000	CAD 509,000,000
Amounts Available for Offset	(255,000,000)	(389,000,000)
Net Amounts	150,000,000	120,000,000
Derivative – Liability
Gross Derivative Instruments Presented on the Balance Sheet	(459,000,000)	(937,000,000)
Amounts Available for Offset	255,000,000	389,000,000
Net Amounts	(204,000,000)	(548,000,000)
Cash collateral provided by the Company	165,000,000	305,000,000
Letters of credit provided by the Company	30,000,000	27,000,000
Cash collateral received by the Company	0	0
Letters of credit received by the Company	3,000,000	3,000,000
Credit Risk Related Contingent Features
Aggregate fair value of derivative instruments in a net liability position	2,000,000	19,000,000
Derivative liability, fair value of collateral	0	0
Additional collateral required if credit-risk-related contingent features were triggered	2,000,000	19,000,000
Foreign exchange
Derivative – Asset
Gross Derivative Instruments Presented on the Balance Sheet	78,000,000	26,000,000
Amounts Available for Offset	(56,000,000)	(26,000,000)
Net Amounts	22,000,000	0
Derivative – Liability
Gross Derivative Instruments Presented on the Balance Sheet	(212,000,000)	(486,000,000)
Amounts Available for Offset	56,000,000	26,000,000
Net Amounts	(156,000,000)	(460,000,000)
Interest rate
Derivative – Asset
Gross Derivative Instruments Presented on the Balance Sheet	8,000,000	4,000,000
Amounts Available for Offset	(1,000,000)	(1,000,000)
Net Amounts	7,000,000	3,000,000
Derivative – Liability
Gross Derivative Instruments Presented on the Balance Sheet	(5,000,000)	(3,000,000)
Amounts Available for Offset	1,000,000	1,000,000
Net Amounts	(4,000,000)	(2,000,000)
Power | Commodities
Derivative – Asset
Gross Derivative Instruments Presented on the Balance Sheet	319,000,000	479,000,000
Amounts Available for Offset	(198,000,000)	(362,000,000)
Net Amounts	121,000,000	117,000,000
Derivative – Liability
Gross Derivative Instruments Presented on the Balance Sheet	(242,000,000)	(448,000,000)
Amounts Available for Offset	198,000,000	362,000,000
Net Amounts	CAD (44,000,000)	CAD (86,000,000)